Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	332,850,784	228,029,114	138,755,376
Ordinary shares - fully paid	$ 101,638	$ 97,452	$ 84,480